Capital - Details of Share Repurchases (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of share repurchases [abstract]
Share repurchases	$ 0	$ 0	$ 200	$ 200
Shares repurchased			2.5	2.6
Share repurchases - average price per share in U.S. dollars			$ 81.45	$ 78.37